Expenses from salaries and employee benefits (Tables)	12 Months Ended
Dec. 31, 2022
Expenses from salaries and employee benefits [Abstract]
Schedule of expense for employee benefit obligation
	2022	2021	2020
	MCh$	MCh$	MCh$

Expenses for short-term employee benefit	491,696	427,434	383,078
Expenses for employee benefits due to termination of employment contract	27,381	16,221	22,994
Training expenses	2,596	1,956	1,832
Expenses for nursery and kindergarten	1,403	1,536	1,518
Other personnel expenses	5,150	3,805	47,754
Total	528,226	450,952	457,176